SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 21, 2015	Dec. 31, 2014	Dec. 31, 2012
Subsequent Event [Line Items]
Class Of Warrant Or Righs Date On Which Warrants Or Rights Expire		Jan. 31, 2015
Potential Additional Equity Financing			$ 12.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible Notes Payable, Original Amount	$ 2.1
Debt Instrument, Maturity Date	Oct. 21, 2016
Debt Instrument, Interest Rate During Period	6.00%
Convertible Notes Payable	$ 2.1
Potential Additional Equity Financing	$ 3.5
Series B Warrants
Subsequent Event [Line Items]
Stock Issued During Period Shares New Issues		6.2
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.40
Series E Warrants
Subsequent Event [Line Items]
Stock Issued During Period Shares New Issues		12.8
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.40